Management Fees, Selling Commissions, Platform Fees and Profit Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Selling Commissions	$ 2,707,949	$ 3,083,970
Series A [Member]
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Selling Commissions	2,604,190	3,054,665
Series D [Member]
ManagementFeeSellingCommissionPlatformFeesAndProfitShareAbstractLineItems [Line Items]
Selling Commissions	$ 103,759	$ 29,305